Equity – Share-Based Compensation and Share-Based Payment Reserve (Details)						12 Months Ended
	Aug. 03, 2023 $ / shares	May 31, 2023 USD ($)	May 31, 2023 AUD ($) $ / shares shares	Apr. 13, 2022 USD ($) $ / shares shares	Apr. 13, 2022 AUD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Apr. 13, 2022 AUD ($) $ / shares shares
Equity – share-based compensation and share-based payment reserve [Line Items]
Percentage of common stock issued and outstanding						5.00%
Shares issued (in Shares) | shares			210,000,000	7,503,678		610,395	610,303	189,499	7,503,678
Options are fully, descriptions						1,380,000 options are fully vested at date of grant, 573,678 options are vested after 18 months, 2,000,000 options are vested after 3 years, and 3,550,000 options are vested after 4 years.
Reserve of share based payments (in Dollars) | $				$ (6,467)
Weighted average share price | $ / shares	$ 0.012				$ 0.044
Weighted average assumptions exercise price | $ / shares	$ 0.008		$ 0.008						$ 0.05
Weighted average contractual life	5 years	10 years	10 years	5 years	5 years
Weighted average Volatility	128.89%	86.60%	86.60%	80.40%	80.40%
Weighted average dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average risk free rate	0.0378%	0.0355%	0.0355%	0.025%	0.025%
Number of share option (in Shares) | shares				6,530,000	6,530,000		3,020,000	3,350,000
Amount of fair value		$ (1,119,708)	$ 1,637,000		$ 181,273			$ 226,271
Option forfieted (in Shares) | shares				(123,147)	(123,147)		3,525,000	5,770,000
Fair value of options forfieted (in Dollars) | $							$ 20,291	$ 69,004
Employees consultants issued options, descriptions							On August 3, 2023, the Company issued 45,850,000 options to employees and consultants of the Company. 23,350,000 options are vested after 3 years, and 22,500,000 options are vested after 4 years. The total fair value of the options was AUD$489,678 ($334,940).
Share-based payment reserve (in Dollars) | $						$ 26,432	$ 148,007
Share-based payment reserve options (in Shares) | shares						900,000
Weighted average remaining contractual life						7 years 1 month 17 days	8 years 10 days
Vested over four years [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Weighted average share price | $ / shares			$ 0.009
Weighted average contractual life		1 year	1 year
Weighted average Volatility		33.33%	33.33%
Weighted average dividend yield		66.66%	66.66%
Black-Scholes option pricing model one [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Fair value option (in Shares) | shares						400,000
Share-based payment reserve				$ 6,467					$ 9,520
Weighted average share price | $ / shares					$ 0.044
Weighted average assumptions exercise price | $ / shares									$ 0.08
Weighted average contractual life				5 years	5 years
Weighted average Volatility				80.40%	80.40%
Weighted average dividend yield				0.00%	0.00%
Weighted average risk free rate				0.025%	0.025%
Black-Scholes option pricing model two [Member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Weighted average share price | $ / shares				$ 0.044
Weighted average assumptions exercise price | $ / shares				$ 0.07
Weighted average contractual life				5 years	5 years
Weighted average Volatility				80.40%	80.40%
Weighted average dividend yield				0.00%	0.00%
Weighted average risk free rate				0.025%	0.025%
Number of share option (in Shares) | shares				573,678	573,678
Amount of fair value				$ (9,724)	$ 14,313
Reserve of share-based payments [member]
Equity – share-based compensation and share-based payment reserve [Line Items]
Option forfieted (in Shares) | shares						5,375,000
Fair value of options forfieted (in Dollars) | $						$ 30,777